Schedule of segment information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Revenue from external customers	$ 3,467,835	$ 3,057,323
Cost of revenue	2,185,950	2,222,009
Salary Expense	633,359	536,069
Bad debt expense	11,780
Other segment items	624,179	506,784
Segment profits (loss)	12,567	(207,539)
Professional fees	866,236	971,277
Other corporate expenses	(1,253)	27,153
LOSS BEFORE INCOME TAXES	(852,416)	(1,205,970)
Segment gross profits (loss)	1,281,885	835,314
Property Management Services [Member]
Segment Reporting [Line Items]
Revenue from external customers	2,255,161	2,089,041
Cost of revenue	1,881,083	1,622,146
Salary Expense	252,185	175,350
Bad debt expense	11,780
Other segment items	171,927	143,189
Segment profits (loss)	(61,814)	148,356
Segment gross profits (loss)		466,895
Holistic Wellness Consumer Products And Services [Member]
Segment Reporting [Line Items]
Revenue from external customers	1,212,674	893,785
Cost of revenue	304,867	599,863
Salary Expense	381,174	360,719
Bad debt expense
Other segment items	452,252	363,595
Segment profits (loss)	$ 74,381	(430,392)
Segment gross profits (loss)		293,922
Others [Member]
Segment Reporting [Line Items]
Revenue from external customers		74,497
Cost of revenue
Salary Expense
Other segment items
Segment profits (loss)		74,497
Segment gross profits (loss)		$ 74,497